Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets
Assets of discontinued operations	$ 36,795				$ 42,788				$ 36,795		$ 42,788
Liabilities
Other	983								983
Liabilities of discontinued operations	2,276				6,053				2,276		6,053
Operations
Total revenues and other income (loss)									2,701		4,101		3,845
Provision for Loan and Lease Losses									4,079		4,790		3,760
Earnings (loss) from discontinued operations before income taxes									429		759		(341)
Benefit (provision) for income taxes									447		627		761
Income (Loss) from Discontinued Operations, Net of Taxes									876		1,386		420
Disposal
Gain (loss) on disposal before income taxes									14		(2,027)		(792)
Benefit (provision) for income taxes									1		246		197
Gain (loss) on disposal, net of taxes									15		(1,781)		(595)
Earnings (loss) from discontinued operations, net of taxes(a)	160	232	247	252	(1,657)	372	311	579	891		(395)		(175)
Discontinued operations
Assets
Cash and cash equivalents	320				375				320		375
Investment securities	848				834				848		834
Financing Receivables - net	19,636				20,418				19,636		20,418
Other receivables	422				530				422		530
Property, plant and equipment - net	141				191				141		191
Goodwill	537				799				537		799
Intangible Assets - Net	109				179				109		179
disposal deferred tax asset	1,755				2,603				1,755		2,603
Other	13,027				16,859				13,027		16,859
Assets of discontinued operations	36,795				42,788				36,795		42,788
Liabilities
Short-term Borrowings	273				764				273		764
Accounts Payable	549				620				549		620
Deferred income taxes	237				248				237		248
Other	983				4,133				983		4,133
Liabilities of discontinued operations	2,276				6,053				2,276		6,053
Long-term borrowings	234				288				234		288
Real Estate | Discontinued operations
Operations
Total revenues and other income (loss)									2,969		3,915		3,654
Interest									(1,079)		(1,278)		(1,883)
Operating and administrative									(870)		(960)		(911)
Depreciation and amortization									(326)		(396)		(542)
Provision for Loan and Lease Losses									86		(28)		(72)
Earnings (loss) from discontinued operations before income taxes									780		1,253		246
Benefit (provision) for income taxes									223		472		562
Income (Loss) from Discontinued Operations, Net of Taxes									1,003		1,725		808
Disposal
Gain (loss) on disposal before income taxes									0		0		0
Benefit (provision) for income taxes									0		0		0
Gain (loss) on disposal, net of taxes									0		0		0
Earnings (loss) from discontinued operations, net of taxes(a)									1,003		1,725		808
Earnings (loss) before income tax, attributable to parent excludes NCI portion									782		1,260		251
Subsidiaries GECC [Member]
Assets
Assets of discontinued operations	36,785				42,779				36,785		42,779
Liabilities
Liabilities of discontinued operations	2,139				5,910				2,139		5,910
Operations
Provision for Loan and Lease Losses									4,079	[1]	4,790	[1]	3,760	[1]
Disposal
Earnings (loss) from discontinued operations, net of taxes(a)									$ 896	[1]	$ (329)	[1]	$ (322)	[1]

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.